Supplement Dated September 13, 2024
To The Prospectus Dated April 29, 2024
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2024, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Chad Baumler.

Effective September 5, 2024, for the JNL/JPMorgan U.S. Value Fund, please delete all references to and information for Clare A. Hart.

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Vice President and Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Farley	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Jacqueline Williams, CFA	April 2022	Senior Member of the Investment Team and Partner, Champlain
Brian Angerame	September 2016	Portfolio Manager, ClearBridge
Matthew Lilling, CFA	June 2020	Portfolio Manager, ClearBridge
Chris Armbruster, CFA	April 2022	Portfolio Manager and Senior Research Analyst, KAR
Noran Eid	October 2023	Portfolio Manager and Senior Research Analyst, KAR
Scott A. Moore, CFA	April 2020	President and Co-Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Vice President and Portfolio Manager, Nuance
Jack Meurer, CFA	May 2023	Vice President and Portfolio Manager, Nuance
D. Adam West, CFA	July 2024	Vice President and Portfolio Manager, Nuance
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey M. Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Effective July 1, 2024, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, in the section for Nuance Investments, LLC, please delete the second paragraph in the entirety and replace with the following:

The portfolio managers responsible for management of the Nuance Strategy are Scott A. Moore, D. Adam West, Darren Schryer, and Jack Meurer.
D. Adam West, CFA, is Vice President and Portfolio Manager at Nuance and is responsible for the day-to-day management of Nuance’s Mid Cap Value Strategy.  Mr. West has been a member of the investment team at Nuance since 2010 and a member of the portfolio management team since June 2024.

Effective September 1, 2024, in the section, “Management of the Trust,” under “Management Fee,” please delete the table rows for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/WCM Focused International Equity Fund in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2023
JNL/DoubleLine® Shiller Enhanced CAPE® Fund[11]	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	0.56%
JNL/WCM Focused International Equity Fund[12]	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	0.67%
[11]
As of September 1, 2024, JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $1 billion and 0.050% on assets over $1 billion.  There is no guarantee that JNAM will continue to provide the waiver in the future.

[12]	As of September 1, 2024, JNAM will voluntarily waive 0.020% of management fees on the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated September 13, 2024.

Supplement Dated September 13, 2024
To The Statement of Additional Information
Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2024, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Chad Baumler.

Effective September 5, 2024, for the JNL/JPMorgan U.S. Value Fund, please delete all references to and information for Clare A. Hart.

Effective July 1, 2024, on pages 272-273, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Nuance Investments, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Mid Cap Fund in the entirety and replace with the following, which reflects information as of August 30, 2024:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Scott A. Moore, CFA	Other Registered Investment Companies	3	$1.86 billion	0	$0
	Other Pooled Vehicles	1	$75.12 million	0	$0
	Other Accounts	478	$1.22 billion	0	$0

D. Adam West, CFA	Other Registered Investment Companies	3	$1.86 billion	0	$0
	Other Pooled Vehicles	1	$75.12 million	0	$0
	Other Accounts	478	$1.22 billion	0	$0

Darren Schryer, CFA, CPA	Other Registered Investment Companies	3	$1.86 billion	0	$0
	Other Pooled Vehicles	1	$75.12 million	0	$0
	Other Accounts	478	$1.22 billion	0	$0

Effective July 1, 2024, on page 273, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Nuance Investments, LLC, please delete the “Security Ownership of Portfolio Managers” table in the entirety and replace with the following:
Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of August 30, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Scott A. Moore, CFA	X
D. Adam West, CFA	X
Darren Schryer, CFA, CPA	X
Jack Meurer, CFA	X

On page 307, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Western Asset Management Company, LLC, please delete the “Security Ownership of Portfolio Managers” table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Western Asset Global Multi-Sector Bond Fund as of December 31, 2023
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Ian R. Edmonds	X
Michael C. Buchanan	X
Gordon Brown	X
Annabel Rudebeck	X

Effective September 1, 2024, on pages 30-310, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, and JNL Multi-Manager U.S. Select Equity Fund, please delete the table rows and corresponding endnotes in the entirety and replace with the following:

			Aggregate Fees Paid to Sub-Advisers
Fund		Co-Sub-Advisers	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2023
JNL Multi-Manager Emerging Markets Equity Fund		KAR	$4,566,929	0.49%
		T. Rowe[2,3,4]
		WCM[10]
		GQG[5,6]

JNL Multi-Manager International Small Cap Fund		Causeway	$3,519,510	0.57%
		WCM[10]
		Baillie Gifford

JNL Multi-Manager Small Cap Growth Fund		GIM	$9,018,106	0.41%
		KAR
		Victory Capital
		WCM[10]
		BAMCO[2]
		SBH[2]
_	_	Driehaus[9]	_	_

JNL Multi-Manager Small Cap Value Fund		C&B	$6,835,088	0.42%
		Congress
		WCM[10]
		Reinhart
		River Road

JNL Multi-Manager U.S. Select Equity Fund[8]		GQG	$1,037,280	0.28%
		WCM[10]

[2]	Commenced as a Sub-Adviser to the Fund on April 25, 2022.
[3]
The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once the Fund's assets exceed a specific amount.

[4]
For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Equity (for the portion of assets managed by T. Rowe), JNL/T. Rowe Price Balanced Fund, the JNL/T. Rowe Price Capital Appreciation Fund, the JNL/T. Rowe Price Capital Appreciation Equity Fund, the  JNL/T. Rowe Price Growth Stock Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, the JNL/T. Rowe Price U.S. High Yield Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.

[5]	Commenced as a Sub-Adviser to the Fund on April 29, 2024.
[6]
Assets for the JNL Multi-Manager Emerging Markets Equity Fund (for the portion of assets managed by GQG) and the JNL/GQG Emerging Markets Equity Fund are aggregated in calculating the GQG sub-advisory fee.

[9]	Commenced as a Sub-Adviser to the Fund on October 21, 2024.
[10]
Effective September 1, 2024, for the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund (for the portion of assets managed by WCM), and the JNL/WCM Focused International Equity Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.

Effective September 1, 2024, on pages 312-313, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/WCM Focused International Equity Fund, please delete the table row in the entirety and replace with the following:

		Aggregate Fees Paid to Sub-Advisers
	Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2023
	JNL/WCM Focused International Equity Fund[15]	$5,352,268	0.37%
[15]
Effective September 1, 2024, for the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund (for the portion of assets managed by WCM), and the JNL/WCM Focused International Equity Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.

This Supplement is dated September 13, 2024.